Stockholders’ Equity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Nov. 30, 2020	Nov. 13, 2020
Stockholders’ Equity (Details) [Line Items]
Per share (in Dollars per share)	$ 0.0001
Authorized shares	510,000,000
Shares of preferred stock	10,000,000
Common stock issued
Shares outstanding		925
Total market capitalization (in Dollars)	$ 100,000,000
Shares of preferred stock	10,000,000
Shares issued		925	1,000,000,000
Public warrants expire period	5 years
Warrants, description	Once the warrants become exercisable, the Company may redeem the Public Warrants: ●in whole and not in part; ●at a price of $0.01 per warrant; ●upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and ●if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.
Agreed to shares	300,000
Preferred stock, shares (in Dollars)
Original Issue Price, description		The OIP of the Series A preferred stock is equal to the sum of: (i) the Member’s Initial Capital Contributions of stock, office equipment and other assets with an assigned value of $8,000; (ii) payments made on the subscription receivable of $20,000; (iii) lease capital contributions (“Rent Credit”) of $224; and (iv) 50% of the expenses and arbitration settlement of a former employee (the “Settlement”) divided by 8,000,000 shares of Series A preferred stock. The Settlement has been resolved and the OIP was calculated to be $3.61 per share.
Assumed Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 6.21
Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares (in Dollars)			$ 90,000,000
Preferred stock, par value (in Dollars per share)			$ 0.00001
IPO [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued	10,062,500
National stock exchange (in Dollars)		$ 20,000,000
Private Placement Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock warrants	316,250
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Per share (in Dollars per share)	$ 11.5
Shares of common stock	500,000,000
Common stock issued	1
Investor shares	40,000
Percentage of weighted average price per share	97.00%
Issuance shares	190,476
Shares issued			800,000,000
Purchase of shares	1,905,853
Common stock, voting rights		one
Class A Common Stock [Member] | Assumed Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issued	1
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issued	632,500
Shares issued			100,000,000	2,000,000
Common stock, voting rights		ten
Series A Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of preferred stock				8,000,000
Shares issued			10,000,000
Preferred stock, par value (in Dollars per share)				$ 0.00001
Preferred stock (in Dollars)		$ 28,927,000